IFRS 7 Disclosure - Market Risk - Summary Total Trading Value at Risk (VaR) (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Market Risk [Line Items]
Market risk SVaR	$ 45.2	$ 19.2
Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	5.5	1.0
Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	16.4	3.0
Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	4.2	0.5
Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	40.7	10.8
Debt-specific risk [Member]
Market Risk [Line Items]
Market risk VaR	3.9	2.4
Risk diversification effect [member]
Market Risk [Line Items]
Market risk VaR	(25.5)	(9.1)
Market risk [member]
Market Risk [Line Items]
Market risk VaR	45.2	8.6
Average [Member]
Market Risk [Line Items]
Market risk SVaR	50.8	31.7
Average [Member] | Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	2.5	1.4
Average [Member] | Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	16.0	4.6
Average [Member] | Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	3.4	0.5
Average [Member] | Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	23.1	8.5
Average [Member] | Debt-specific risk [Member]
Market Risk [Line Items]
Market risk VaR	3.8	2.0
Average [Member] | Risk diversification effect [member]
Market Risk [Line Items]
Market risk VaR	(20.3)	(8.0)
Average [Member] | Market risk [member]
Market Risk [Line Items]
Market risk VaR	28.5	9.0
Top of range [member]
Market Risk [Line Items]
Market risk SVaR	87.1	69.6
Top of range [member] | Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	5.8	4.9
Top of range [member] | Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	37.2	12.6
Top of range [member] | Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	6.8	1.4
Top of range [member] | Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	42.0	14.3
Top of range [member] | Debt-specific risk [Member]
Market Risk [Line Items]
Market risk VaR	7.6	4.2
Top of range [member] | Market risk [member]
Market Risk [Line Items]
Market risk VaR	53.4	17.2
Bottom of range [member]
Market Risk [Line Items]
Market risk SVaR	29.2	16.5
Bottom of range [member] | Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	0.6	0.6
Bottom of range [member] | Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	4.2	2.5
Bottom of range [member] | Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	0.8	0.2
Bottom of range [member] | Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	5.4	6.0
Bottom of range [member] | Debt-specific risk [Member]
Market Risk [Line Items]
Market risk VaR	1.6	1.2
Bottom of range [member] | Market risk [member]
Market Risk [Line Items]
Market risk VaR	$ 8.1	$ 5.8